Securities	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Securities
Securities
The amortized cost and estimated fair value of securities available-for-sale were as follows:

	As of September 30, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$16,177	$61	$(1)	$16,237
Municipal obligations	9,954	133	(31)	10,056
Collateralized mortgage obligations - government issued	159,846	4,114	(74)	163,886
Collateralized mortgage obligations - government-sponsored enterprises	12,563	74	(11)	12,626
	$198,540	$4,382	$(117)	$202,805

	As of December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
Municipal obligations	$2,736	$95	$—	$2,831
Collateralized mortgage obligations - government issued	161,443	4,022	(64)	165,401
Collateralized mortgage obligations - government-sponsored enterprises	2,169	—	(15)	2,154
	$166,348	$4,117	$(79)	$170,386

U.S. Government agency obligations - government-sponsored enterprises represent securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"). Collateralized mortgage obligations - government issued represent securities guaranteed by the Government National Mortgage Association ("GNMA"). Collateralized mortgage obligations — government-sponsored enterprises include securities guaranteed by FHLMC and the FNMA. Municipal obligations include securities issued by various municipalities located primarily within the State of Wisconsin and are tax-exempt general obligation bonds. There were no sales of securities available for sale in the three and nine month periods ended September 30, 2012 and 2011.
The amortized cost and estimated fair value of securities available-for-sale by contractual maturity at September 30, 2012 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
	(In Thousands)
Due in one year or less	$83	$83
Due in one year through five years	13,131	13,180
Due in five through ten years	16,474	16,764
Due in over ten years	168,852	172,778
	$198,540	$202,805

The table below shows the Corporation’s gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual investments were in a continuous unrealized loss position at September 30, 2012 and December 31, 2011. At September 30, 2012 and December 31, 2011, the Corporation had 32 securities and 9 securities that were in an unrealized loss position, respectively. Such securities have not experienced credit rating downgrades; however, they have primarily declined in value due to the current interest rate environment. At September 30, 2012, the Corporation held no securities that had been in a continuous loss position for twelve months or greater.

The Corporation also has not specifically identified securities in a loss position that it intends to sell in the near term and does not believe that it will be required to sell any such securities. It is expected that the Corporation will recover the entire amortized cost basis of each security based upon an evaluation of the present value of the expected future cash flows. Accordingly, no other than temporary impairment was recorded in the consolidated results of operations for the nine months ended September 30, 2012 and 2011.

A summary of unrealized loss information for available-for-sale securities, categorized by security type follows:

	As of September 30, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$1,499	$1	$—	$—	$1,499	$1
Municipal obligations	3,601	31	—	—	3,601	31
Collateralized mortgage obligations - government issued	15,717	74	—	—	15,717	74
Collateralized mortgage obligations - government-sponsored enterprises	3,652	11	—	—	3,652	11
	$24,469	$117	$—	$—	$24,469	$117

	As of December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
Collateralized mortgage obligations - government issued	$16,336	$64	$—	$—	$16,336	$64
Collateralized mortgage obligations - government-sponsored enterprises	2,076	15	—	—	2,076	15
	$18,412	$79	$—	$—	$18,412	$79

At September 30, 2012 and December 31, 2011, securities with a fair value of $22.9 million and $19.6 million, respectively, were pledged to secure interest rate swap contracts, outstanding Federal Home Loan Bank ("FHLB") advances and client letters of credit. Securities pledged also provide for future availability for additional advances from the FHLB.